UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic New York Municipal Income Fund
Class A / COLNX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 37	0.76% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 117,120,890
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2054 5.250%	2.7%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.5%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.3%
New York State Dormitory Authority 03/15/2054 4.000%	2.3%
City of New York 09/01/2046 4.000%	2.3%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.2%
Port Authority of New York & New Jersey 06/01/2094 6.125%	1.9%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Class A

|

SSR205_01_(06/25)

Columbia Strategic New York Municipal Income Fund
Class C / CNYCX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 59	1.21% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 117,120,890
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2054 5.250%	2.7%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.5%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.3%
New York State Dormitory Authority 03/15/2054 4.000%	2.3%
City of New York 09/01/2046 4.000%	2.3%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.2%
Port Authority of New York & New Jersey 06/01/2094 6.125%	1.9%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Class C

|

SSR205_04_(06/25)

Columbia Strategic New York Municipal Income Fund
Institutional Class / CNYZX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.51% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 117,120,890
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2054 5.250%	2.7%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.5%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.3%
New York State Dormitory Authority 03/15/2054 4.000%	2.3%
City of New York 09/01/2046 4.000%	2.3%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.2%
Port Authority of New York & New Jersey 06/01/2094 6.125%	1.9%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional Class

|

SSR205_08_(06/25)

Columbia Strategic New York Municipal Income Fund
Institutional 2 Class / CNYRX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 117,120,890
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2054 5.250%	2.7%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.5%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.3%
New York State Dormitory Authority 03/15/2054 4.000%	2.3%
City of New York 09/01/2046 4.000%	2.3%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.2%
Port Authority of New York & New Jersey 06/01/2094 6.125%	1.9%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional 2 Class

|

SSR205_15_(06/25)

Columbia Strategic New York Municipal Income Fund
Institutional 3 Class / CNTYX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 117,120,890
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2054 5.250%	2.7%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.5%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.3%
New York State Dormitory Authority 03/15/2054 4.000%	2.3%
City of New York 09/01/2046 4.000%	2.3%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.2%
Port Authority of New York & New Jersey 06/01/2094 6.125%	1.9%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional 3 Class

|

SSR205_17_(06/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic New York Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic New York Municipal Income Fund | 2025

Portfolio of Investments
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.7%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.500%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 7.3%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,400,000	1,407,590
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,202,802
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	536,610
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,007,219
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,552,791
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	879,197
Total			8,586,209
Charter Schools 9.1%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	888,638
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	1,000,000	950,003
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,249,942
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,002,631
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	265,490
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	537,221
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	792,987
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	973,475
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	984,683
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	907,681
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	501,215
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	859,574
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	750,912
Total			10,664,452
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.6%
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,874,452
Higher Education 1.6%
Madison County Capital Resource Corp.
Refundind Revenue Bonds
Colgate University Project
Series 2025
07/01/2043	5.000%	550,000	586,921
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,232,606
Total			1,819,527
Hospital 3.6%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	502,246
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	824,158
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	850,783
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	2,019,730
Total			4,196,917
Joint Power Authority 2.7%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	444,155
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,777,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
11/15/2054	4.000%	1,000,000	891,688
Total			3,113,753
Local General Obligation 6.0%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,698,722
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,330,740
05/01/2043	5.250%	1,000,000	1,060,977
Series 2024D
04/01/2054	5.250%	1,000,000	1,047,915
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	888,582
Total			7,026,936
Multi-Family 10.6%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,681,673
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,009,205
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,217,821
11/01/2049	3.650%	875,000	712,196
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	653,583
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	667,015
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,293,063
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	671,220
Series 2019D
11/01/2044	3.700%	1,000,000	876,664
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	669,918
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,123,640
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	477,110
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	662,745
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	662,747
Total			12,378,600
Municipal Power 0.7%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	555,000
Series 2012A
07/01/2042	0.000%	500,000	277,500
Total			832,500
Other Bond Issue 3.6%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	344,315
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,256,981
04/30/2053	4.000%	2,000,000	1,603,644
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,021,523
Total			4,226,463
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	295,149
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,020
Ports 5.0%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,563,737
Port Authority of New York & New Jersey(g)
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,032,650
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,020,000	1,058,062
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,252,483
Total			5,906,932
Prep School 0.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	904,545
Recreation 0.7%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	869,824
Refunded / Escrowed 0.8%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	903,427
Resource Recovery 0.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	750,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	759,730
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	812,844
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,634,642
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,032
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	406,666
09/15/2053	5.250%	1,000,000	782,464
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	909,867
Total			6,961,245
Sales Tax 10.1%
Commonwealth of Puerto Rico(e),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	469,019	287,274
Subordinated Series 2022
11/01/2043	0.000%	306,416	183,083
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	5,301,000	1,700,652
07/01/2051	0.000%	3,699,000	873,530
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	954,781
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,591,528
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,125,251
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,117,302
Total			11,833,401
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	121,472
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	980,000	992,135
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	153,464
Total			1,267,071
Special Non Property Tax 11.4%
Metropolitan Transportation Authority(h)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,876,711
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,729,034
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,032,395
Subordinated Series 2025H
11/01/2051	5.500%	1,500,000	1,612,591
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,000,000	2,710,372
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,823,104
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	529,692
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,056,643
Total			13,370,542
Tobacco 5.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,314
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,721,448
Suffolk Tobacco Asset Securitization Corp.(h)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	279,634
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	2,970,005
Total			5,971,401
Transportation 1.7%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,005,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 6.8%
New York City Municipal Water Finance Authority
Revenue Bonds
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,100,538
Subordinated Series 2024AA
06/15/2054	4.000%	2,000,000	1,804,744
Subordinated Series 2024CC-1
06/15/2054	5.250%	3,000,000	3,155,726
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	874,239
Total			7,935,247
Total Municipal Bonds (Cost $123,568,210)			113,709,733

Money Market Funds 0.8%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(i)	894,347	894,437
Total Money Market Funds (Cost $894,347)		894,437
Total Investments in Securities (Cost: $126,462,557)		116,604,170
Other Assets & Liabilities, Net		516,720
Net Assets		117,120,890
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $13,066,223, which represents 11.16% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $6,235,751, which represents 5.32% of total net assets.

(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
(h)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	113,709,733	—	113,709,733
Money Market Funds	894,437	—	—	894,437
Total Investments in Securities	894,437	115,709,733	—	116,604,170
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $126,462,557)	$116,604,170
Cash	3,462
Receivable for:
Capital shares sold	296,032
Dividends	2,846
Interest	1,736,792
Expense reimbursement due from Investment Manager	459
Prepaid expenses	1,154
Deferred compensation of board members	92,663
Other assets	258
Total assets	118,737,836
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,027,760
Capital shares redeemed	75,059
Distributions to shareholders	375,713
Management services fees	1,497
Distribution and/or service fees	541
Transfer agent fees	5,783
Compensation of board members	723
Other expenses	15,322
Deferred compensation of board members	114,548
Total liabilities	1,616,946
Net assets applicable to outstanding capital stock	$117,120,890
Represented by
Paid in capital	135,221,829
Total distributable earnings (loss)	(18,100,939)
Total - representing net assets applicable to outstanding capital stock	$117,120,890
Class A
Net assets	$71,076,348
Shares outstanding	2,804,778
Net asset value per share	$25.34
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.12
Class C
Net assets	$3,028,712
Shares outstanding	119,571
Net asset value per share	$25.33
Institutional Class
Net assets	$30,366,685
Shares outstanding	1,199,418
Net asset value per share	$25.32
Institutional 2 Class
Net assets	$630,751
Shares outstanding	24,972
Net asset value per share	$25.26
Institutional 3 Class
Net assets	$12,018,394
Shares outstanding	474,394
Net asset value per share	$25.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Operations
Six Months Ended April 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$60,765
Interest	2,581,797
Total income	2,642,562
Expenses:
Management services fees	286,217
Distribution and/or service fees
Class A	91,842
Class C	11,294
Transfer agent fees
Class A	29,577
Advisor Class	424
Class C	1,299
Institutional Class	12,525
Institutional 2 Class	176
Institutional 3 Class	327
Custodian fees	4,773
Printing and postage fees	7,771
Registration fees	7,987
Accounting services fees	15,682
Legal fees	9,814
Compensation of chief compliance officer	11
Compensation of board members	6,536
Deferred compensation of board members	674
Other	5,658
Total expenses	492,587
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,296)
Total net expenses	409,291
Net investment income	2,233,271
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(400,918)
Futures contracts	(19,712)
Net realized loss	(420,630)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,469,425)
Futures contracts	(4,010)
Net change in unrealized appreciation (depreciation)	(4,473,435)
Net realized and unrealized loss	(4,894,065)
Net decrease in net assets resulting from operations	$(2,660,794)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations
Net investment income	$2,233,271	$4,524,039
Net realized loss	(420,630)	(2,117,516)
Net change in unrealized appreciation (depreciation)	(4,473,435)	14,718,879
Net increase (decrease) in net assets resulting from operations	(2,660,794)	17,125,402
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,311,383)	(2,797,412)
Advisor Class	(19,305)	(240,563)
Class C	(50,304)	(136,816)
Institutional Class	(595,826)	(852,116)
Institutional 2 Class	(11,213)	(29,393)
Institutional 3 Class	(239,747)	(439,378)
Total distributions to shareholders	(2,227,778)	(4,495,678)
Increase (decrease) in net assets from capital stock activity	(6,918,701)	5,152,599
Total increase (decrease) in net assets	(11,807,273)	17,782,323
Net assets at beginning of period	128,928,163	111,145,840
Net assets at end of period	$117,120,890	$128,928,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2025 (Unaudited)		October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	57,838	1,506,837	233,637	6,104,369
Distributions reinvested	40,078	1,045,244	84,273	2,211,878
Shares redeemed	(257,488)	(6,759,183)	(509,966)	(13,356,640)
Net decrease	(159,572)	(4,207,102)	(192,056)	(5,040,393)
Advisor Class
Shares sold	8,218	217,259	142,243	3,716,465
Distributions reinvested	—	—	9,151	240,223
Shares redeemed	(338,750)	(8,978,826)	(21,944)	(560,327)
Net increase (decrease)	(330,532)	(8,761,567)	129,450	3,396,361
Class C
Shares sold	9,754	255,180	27,419	713,066
Distributions reinvested	1,929	50,304	5,111	133,913
Shares redeemed	(23,189)	(605,556)	(131,480)	(3,456,514)
Net decrease	(11,506)	(300,072)	(98,950)	(2,609,535)
Institutional Class
Shares sold	522,209	13,735,947	336,028	8,799,320
Distributions reinvested	17,621	458,859	24,368	639,146
Shares redeemed	(299,466)	(7,797,583)	(227,167)	(5,924,884)
Net increase	240,364	6,397,223	133,229	3,513,582
Institutional 2 Class
Shares sold	4,157	107,303	2,991	78,203
Distributions reinvested	430	11,170	1,113	29,054
Shares redeemed	(1,449)	(37,535)	(25,556)	(664,609)
Net increase (decrease)	3,138	80,938	(21,452)	(557,352)
Institutional 3 Class
Shares sold	17,530	453,206	289,816	7,493,609
Distributions reinvested	1,005	26,171	1,831	48,044
Shares redeemed	(23,403)	(607,498)	(41,748)	(1,091,717)
Net increase (decrease)	(4,868)	(128,121)	249,899	6,449,936
Total net increase (decrease)	(262,976)	(6,918,701)	200,120	5,152,599
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

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Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2025 (Unaudited)	$26.40	0.46	(1.06)	(0.60)	(0.46)	—	(0.46)
Year Ended 10/31/2024	$23.73	0.92	2.67	3.59	(0.92)	—	(0.92)
Year Ended 10/31/2023	$24.04	0.89	(0.32)	0.57	(0.88)	—	(0.88)
Year Ended 10/31/2022	$30.32	0.76	(6.05)	(5.29)	(0.76)	(0.23)	(0.99)
Year Ended 10/31/2021	$29.68	0.73	0.81	1.54	(0.72)	(0.18)	(0.90)
Year Ended 10/31/2020(e)	$30.29	0.78	(0.32)	0.46	(0.78)	(0.29)	(1.07)
Class C
Six Months Ended 4/30/2025 (Unaudited)	$26.38	0.40	(1.05)	(0.65)	(0.40)	—	(0.40)
Year Ended 10/31/2024	$23.71	0.80	2.67	3.47	(0.80)	—	(0.80)
Year Ended 10/31/2023	$24.02	0.77	(0.31)	0.46	(0.77)	—	(0.77)
Year Ended 10/31/2022	$30.30	0.64	(6.05)	(5.41)	(0.64)	(0.23)	(0.87)
Year Ended 10/31/2021	$29.67	0.59	0.81	1.40	(0.59)	(0.18)	(0.77)
Year Ended 10/31/2020(e)	$30.28	0.65	(0.33)	0.32	(0.64)	(0.29)	(0.93)
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$26.37	0.50	(1.06)	(0.56)	(0.49)	—	(0.49)
Year Ended 10/31/2024	$23.70	0.99	2.66	3.65	(0.98)	—	(0.98)
Year Ended 10/31/2023	$24.02	0.95	(0.33)	0.62	(0.94)	—	(0.94)
Year Ended 10/31/2022	$30.29	0.83	(6.04)	(5.21)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.66	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020(e)	$30.26	0.85	(0.31)	0.54	(0.85)	(0.29)	(1.14)
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$26.31	0.50	(1.06)	(0.56)	(0.49)	—	(0.49)
Year Ended 10/31/2024	$23.65	0.99	2.65	3.64	(0.98)	—	(0.98)
Year Ended 10/31/2023	$23.96	0.95	(0.31)	0.64	(0.95)	—	(0.95)
Year Ended 10/31/2022	$30.22	0.83	(6.03)	(5.20)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.58	0.81	0.81	1.62	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020(e)	$30.19	0.86	(0.32)	0.54	(0.86)	(0.29)	(1.15)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2025 (Unaudited)	$25.34	(2.30% )	0.90%	0.76%	3.58%	5%	$71,076
Year Ended 10/31/2024	$26.40	15.19%	0.90%	0.76% (c)	3.52%	30%	$78,245
Year Ended 10/31/2023	$23.73	2.20%	0.89% (d)	0.78% (c),(d)	3.49%	23%	$74,887
Year Ended 10/31/2022	$24.04	(17.84% )	0.86% (d)	0.78% (c),(d)	2.74%	22%	$81,708
Year Ended 10/31/2021	$30.32	5.23%	0.85%	0.78% (c)	2.39%	18%	$117,874
Year Ended 10/31/2020 (e)	$29.68	1.59%	0.85% (d)	0.80% (c),(d)	2.63%	26%	$114,883
Class C
Six Months Ended 4/30/2025 (Unaudited)	$25.33	(2.49% )	1.35%	1.21%	3.12%	5%	$3,029
Year Ended 10/31/2024	$26.38	14.69%	1.35%	1.21% (c)	3.06%	30%	$3,458
Year Ended 10/31/2023	$23.71	1.74%	1.34% (d)	1.23% (c),(d)	3.02%	23%	$5,455
Year Ended 10/31/2022	$24.02	(18.23% )	1.43% (d)	1.23% (c),(d)	2.28%	22%	$7,882
Year Ended 10/31/2021	$30.30	4.72%	1.60%	1.23% (c)	1.94%	18%	$12,203
Year Ended 10/31/2020 (e)	$29.67	1.10%	1.60% (d)	1.25% (c),(d),(f)	2.18%	26%	$15,103
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$25.32	(2.15% )	0.65%	0.51%	3.83%	5%	$30,367
Year Ended 10/31/2024	$26.37	15.50%	0.65%	0.51% (c)	3.77%	30%	$25,292
Year Ended 10/31/2023	$23.70	2.42%	0.64% (d)	0.53% (c),(d)	3.73%	23%	$19,576
Year Ended 10/31/2022	$24.02	(17.62% )	0.61% (d)	0.53% (c),(d)	2.94%	22%	$26,486
Year Ended 10/31/2021	$30.29	5.46%	0.60%	0.53% (c)	2.63%	18%	$55,959
Year Ended 10/31/2020 (e)	$29.66	1.77%	0.60% (d)	0.55% (c),(d)	2.88%	26%	$51,296
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$25.26	(2.15% )	0.63%	0.49%	3.86%	5%	$631
Year Ended 10/31/2024	$26.31	15.49%	0.63%	0.50%	3.78%	30%	$574
Year Ended 10/31/2023	$23.65	2.47%	0.62% (d)	0.51% (d)	3.75%	23%	$1,024
Year Ended 10/31/2022	$23.96	(17.62% )	0.59% (d)	0.51% (d)	2.94%	22%	$1,225
Year Ended 10/31/2021	$30.22	5.52%	0.59%	0.52%	2.65%	18%	$1,860
Year Ended 10/31/2020 (e)	$29.58	1.78%	0.58% (d)	0.53% (d)	2.89%	26%	$1,977
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$26.39	0.50	(1.06)	(0.56)	(0.50)	—	(0.50)
Year Ended 10/31/2024	$23.72	1.01	2.66	3.67	(1.00)	—	(1.00)
Year Ended 10/31/2023	$24.03	0.97	(0.32)	0.65	(0.96)	—	(0.96)
Year Ended 10/31/2022	$30.31	0.89	(6.09)	(5.20)	(0.85)	(0.23)	(1.08)
Year Ended 10/31/2021	$29.67	0.82	0.82	1.64	(0.82)	(0.18)	(1.00)
Year Ended 10/31/2020(e)	$30.28	0.87	(0.32)	0.55	(0.87)	(0.29)	(1.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

10/31/2020
Class C	0.25%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$25.33	(2.15% )	0.57%	0.44%	3.90%	5%	$12,018
Year Ended 10/31/2024	$26.39	15.57%	0.58%	0.44%	3.85%	30%	$12,647
Year Ended 10/31/2023	$23.72	2.53%	0.57% (d)	0.46% (d)	3.81%	23%	$5,440
Year Ended 10/31/2022	$24.03	(17.59% )	0.55% (d)	0.46% (d)	3.42%	22%	$6,257
Year Ended 10/31/2021	$30.31	5.56%	0.54%	0.47%	2.70%	18%	$867
Year Ended 10/31/2020 (e)	$29.67	1.87%	0.54% (d)	0.49% (d)	2.95%	26%	$780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements
April 30, 2025 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(19,712)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,010)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended April 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	1,562,247
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2025 was 0.47% of the Fund’s average daily net assets.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.00 (a)
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2025, no minimum account balance fees were charged by the Fund.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	5,560
Class C	—	1.00 (b)	509

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through February 28, 2026 (%)	Prior to March 1, 2025 (%)
Class A	0.76	0.76
Class C	1.21	1.21
Institutional Class	0.51	0.51
Institutional 2 Class	0.49	0.50
Institutional 3 Class	0.44	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
126,463,000	638,000	(10,497,000)	(9,859,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,661,143)	(3,953,560)	(8,614,703)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,394,726 and $7,567,003, respectively, for the six months ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2025, one unaffiliated shareholder of record owned 20.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Strategic New York Municipal Income Fund  | 2025

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Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025